ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY (Detail Narrative)	Jan. 09, 2018 CAD ($) Share	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Amount of cash consideration accrued in business combination			$ 1,190,476
Amount of fee payable to finder			$ 59,854
Majesco Entertainment Company [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	51.00%
Number of share issued as consideration | Share	66,667
Value for share issued as consideration	$ 415,000
Amount of cash consideration accrued in business combination		$ 664,450
Percentage of fee paid to finder	5.00%
Amount of fee paid to finder	$ 93,375
Amount of fee payable to finder		$ 33,223